Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax	$ (104,130)	$ (15,662)	$ 36,053
Changes in fair value of cash flow hedges during the period - tax effect	41,825	2,241	(16,419)
Changes in fair value of cash flow hedges during the period - net	(62,305)	(13,421)	19,634
Reclassification adjustments - pretax	1,684	7,553	(5,971)
Reclassification adjustments - tax effect	(796)	(1,928)	1,375
Reclassification adjustments - net	888	5,625	(4,596)
Total other comprehensive income (loss) relating to cash flow hedges - pretax	(102,446)	(8,109)	30,082
Total other comprehensive income (loss) relating to cash flow hedges - tax effect	41,029	313	(15,044)
Total other comprehensive income (loss) relating to cash flow hedges - net	(61,417)	(7,796)	15,038
Foreign-currency translation adjustment - pretax	(181,234)	(110,888)	82,545
Foreign-currency translation adjustment - net	(181,234)	(110,888)	82,545
Adjustments related to pension obligations - tax effect	31,588	12,508	(3,927)
Adjustments related to pension obligations - net	(50,318)	(23,146)	5,781
Other comprehensive income (loss) - pretax	(365,586)	(154,651)	122,335
Other comprehensive income (loss) - tax effect	72,617	12,821	(18,971)
Other comprehensive income (loss), net of tax	$ (292,969)	$ (141,830)	$ 103,364